Staff costs (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Compensation costs
Current year bonus charge	£ 476	£ 456
Deferred bonus charge	269	226
Commissions and other incentives	4	34
Performance costs	749	716
Salaries	2,153	2,195
Social security costs	317	315
Post-retirement benefits	268	251
Other compensation costs	254	232
Total compensation costs	3,741	3,709
Other resourcing costs
Outsourcing	175	257
Redundancy and restructuring	39	49
Temporary staff costs	58	173
Other	40	76
Total other resourcing costs	312	555
Total staff costs	£ 4,053	£ 4,264
Barclays Group compensation costs as a % of total income	32.20%	34.40%